SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company and the Bank follow accounting principles generally accepted in the United States of America including, where applicable, general practices within the banking industry.

1.	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

2.	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets.

3.	Cash and Due From Banks

Included in cash and due from banks are legal reserve requirements which must be maintained on an average basis in the form of cash and balances due from the Federal Reserve. The reserve balance varies depending upon the types and amounts of deposits. At December 31, 2014, the required reserve balance on deposit with the Federal Reserve Bank was approximately $4,610,000.

4.	Securities

Investments in securities are accounted for as follows:

Available-for-Sale Securities

Securities classified as available-for-sale are those securities that are intended to be held for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including movements in interest rates, liquidity needs, security risk assessments, changes in the mix of assets and liabilities and other similar factors. These securities are carried at their estimated fair value, and the net unrealized gain or loss is reported net of tax, as a component of accumulated other comprehensive income (loss) in stockholders' equity, until realized. Premiums and discounts are recognized in interest income using the interest method. Gains and losses on the sale of available-for-sale securities are determined using the adjusted cost of the specific security sold.

Securities to be Held-to-Maturity

Securities classified as held-to-maturity are those securities for which there is a positive intent and ability to hold to maturity. These securities are carried at cost adjusted for amortization of premiums and accretion of discounts, computed by the interest method.

Trading Account Securities

Trading account securities are those securities which are held for the purpose of selling them at a profit. There were no trading account securities on hand at December 31, 2014 and 2013.

Other Securities

Other securities are carried at cost and are restricted in marketability. Other securities consist of investments in the Federal Home Loan Bank (FHLB), Federal Reserve Bank and First National Bankers’ Bankshares, Inc. Management reviews for impairment based on the ultimate recoverability of the cost basis.

Other-than-Temporary Impairment

Management evaluates investment securities for other-than-temporary impairment on a quarterly basis. A decline in the fair value of available-for-sale and held-to-maturity securities below cost that is deemed other-than-temporary is charged to earnings for a decline in value deemed to be credit related and a new cost basis for the security is established. The decline in value attributed to non-credit related factors is recognized in other comprehensive income.

5.	Loans held for sale

The Bank originates fixed rate single family, residential first mortgage loans on a presold basis. The Bank issues a rate lock commitment to a customer and concurrently “locks in” with a secondary market investor under a best efforts delivery mechanism. Such loans are sold without the servicing retained by the Bank. The terms of the loan are dictated by the secondary investors and are transferred within several weeks of the Bank initially funding the loan. The Bank recognizes certain origination fees and service release fees upon the sale, which are included in other income on loans in the consolidated statements of income. Between the initial funding of the loans by the Bank and the subsequent purchase by the investor, the Bank carries the loans held for sale at the lower of cost or fair value in the aggregate as determined by the outstanding commitments from investors.

6.	Loans

Loans are carried at the principal amount outstanding, net of the allowance for loan losses. Interest income on loans is recognized based on the principal balance outstanding and the stated rate of the loan. Loan origination fees and certain direct origination costs are deferred and recognized as an adjustment of the related loan yield using the interest method.

A loan is considered impaired, in accordance with the impairment accounting guidance of Accounting Standards Codification (ASC) Section 310-10-35, Receivables, Subsequent Measurement, when--based upon current events and information--it is probable that the scheduled payments of principal and interest will not be collected in accordance with the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral values, and the probability of collecting scheduled payments of principal and interest when due. Generally, impairment is measured on a loan by loan basis using the fair value of the supporting collateral.

Loans are generally placed on a nonaccrual status when principal or interest is past due ninety days or when specifically determined to be impaired. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. If collectibility is in doubt, cash receipts on nonaccrual loans are used to reduce principal rather than recorded in interest income. Past due status is determined based upon contractual terms.

7.	Allowance for Loan Losses

For financial reporting purposes, the provision for loan losses charged to operations is based upon management's estimation of the amount necessary to maintain the allowance at an adequate level. Allowances for any impaired loans are generally determined based on collateral values. Loans are charged against the allowance for loan losses when management believes the collectibility of the principal is unlikely.

Management evaluates the adequacy of the allowance for loan losses on a regular basis. These evaluations are based upon a periodic review of the collectibility considering historical experience, the nature and value of the loan portfolio, underlying collateral values, internal and independent loan reviews, and prevailing economic conditions. In addition, the OCC, as a part of the regulatory examination process, reviews the loan portfolio and the allowance for loan losses and may require changes in the allowance based upon information available at the time of the examination. The allowance consists of two components: allocated and unallocated. The components represent an estimation performed pursuant to either ASC Topic 450, Contingencies, or ASC Subtopic 310-10, Receivables. The allocated component of the allowance reflects expected losses resulting from an analysis developed through specific credit allocations for individual loans, including any impaired loans, and historical loan loss history. The analysis is performed quarterly and loss factors are updated regularly.

The unallocated portion of the allowance reflects management’s estimate of probable inherent but undetected losses within the portfolio due to uncertainties in economic conditions, changes in collateral values, unfavorable information about a borrower’s financial condition, and other risk factors that have not yet manifested themselves. In addition, the unallocated allowance includes a component that explicitly accounts for the inherent imprecision in the loan loss analysis.

8.	Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. The depreciation policy is to provide for depreciation over the estimated useful lives of the assets using the straight-line method. Repairs and maintenance expenditures are charged to operating expenses; major expenditures for renewals and betterments are capitalized and depreciated over their estimated useful lives. Upon retirement, sale, or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and any gains or losses are included in operations.

9.	Other Real Estate

Other real estate, carried in other assets in the consolidated balance sheets, consists of properties acquired through foreclosure and, as held for sale property, is recorded at the lower of the outstanding loan balance or current appraisal less estimated costs to sell. Any write-down to fair value required at the time of foreclosure is charged to the allowance for loan losses. Subsequent gains or losses on other real estate are reported in other operating income or expenses. At December 31, 2014 and 2013, other real estate totaled $4,654,604 and $4,470,249, respectively.

10.	Goodwill and Other Intangible Assets

Goodwill totaled $12,276,040 and $10,620,814 for the years ended December 31, 2014 and 2013, respectively.

Goodwill totaling $1,655,225 acquired during the year ended December 31, 2014, was a result of the acquisition of Bay Bank. Footnote C to these consolidated financial statements provides additional information on the acquisition during 2014.

The Company performed the required annual impairment tests of goodwill as of December 1, 2014. The Company’s annual impairment test did not indicate impairment as of the testing date, and subsequent to that date, management is not aware of any events or changes in circumstances since the impairment test that would indicate that goodwill might be impaired.

The Company’s acquisition method recognized intangible assets, which are subject to amortization, and included in other assets in the accompanying consolidated balance sheets, include core deposit intangibles, amortized on a straight-line basis, over a 10 year average life. The definite-lived intangible assets had the following carrying values at December 31, 2014 and 2013.

	2014			2013
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$4,000	$(1,486)	$2,514	$3,775	$(1,098)	$2,677

During 2014, the Company recorded $225,000 in core deposit intangible assets related to the deposits acquired in the Bay Bank acquisition.

The related amortization expense of business combination related intangible assets is as follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2013	$355
2014	387

Estimated amortization expense for the year ending December 31:

2015	$400
2016	383
2017	331
2018	331
2019	331
Thereafter	738
$2,514

11.	Other Assets and Cash Surrender Value

Financing costs related to the issuance of junior subordinated debentures are being amortized over the life of the instruments and are included in other assets. The Company invests in bank owned life insurance (BOLI). BOLI involves the purchasing of life insurance by the Company on a chosen group of employees. The Company is the owner of the policies and, accordingly, the cash surrender value of the policies is reported as an asset, and increases in cash surrender values are reported as income.

12.	Stock Options

The Company accounts for stock based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation. Compensation cost is recognized for all stock options granted based on the weighted average fair value stock price at the grant date.

13.	Income Taxes

Income taxes are provided for the tax effects of the transactions reported in the financial statements and consist of taxes currently payable plus deferred taxes related primarily to differences between the bases of assets and liabilities as measured by income tax laws and their bases as reported in the financial statements. The deferred tax assets and liabilities represent the future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled.

The Company and its subsidiary file consolidated income tax returns. The subsidiary provides for income taxes on a separate return basis and remits to the Company amounts determined to be payable.

ASC Topic 740, Income Taxes, provides guidance on financial statement recognition and measurement of tax positions taken, or expected to be taken, in tax returns. ASC Topic 740 requires an evaluation of tax positions to determine if the tax positions will more likely than not be sustainable upon examination by the appropriate taxing authority. The Company at December 31, 2014 and 2013, had no uncertain tax positions that qualify for either recognition or disclosure in the financial statements.

14.	Advertising Costs

Advertising costs are expensed in the period in which they are incurred. Advertising expense for the years ended December 31, 2014 and 2013, was $394,363 and $419,873, respectively.

15.	Statements of Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash, amounts due from banks, interest-bearing deposits with banks and federal funds sold. Generally, federal funds are sold for a one to seven day period.

16.	Off-Balance Sheet Financial Instruments

In the ordinary course of business, the subsidiary bank enters into off-balance sheet financial instruments consisting of commitments to extend credit, credit card lines and standby letters of credit. Such financial instruments are recorded in the financial statements when they are exercised.

17.	Earnings Applicable to Common Stockholders

Per share amounts are presented in accordance with ASC Topic 260, Earnings Per Share. Under ASC Topic 260, two per share amounts are considered and presented, if applicable. Basic per share data is calculated based on the weighted-average number of common shares outstanding during the reporting period. Diluted per share data includes any dilution from potential common stock, such as outstanding stock options.

The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended			For the Year Ended
	December 31, 2014			December 31, 2013
	Net			Net
	Income	Shares	Per Share	Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Basic per common Share	$6,250,743	5,227,768	$1.20	$4,215,067	4,319,485	$.98

Effect of dilutive shares:

Restricted Stock		42,901			53,445
	$6,250,743	5,270,669	$1.19	$4,215,067	4,372,930	$.96

The diluted per share amounts were computed by applying the treasury stock method.

18.	Reclassifications

Certain reclassifications have been made to the 2013 financial statements to conform with the classi-fications used in 2014. These reclassifications did not impact the Company's consolidated financial condition or results of operations.

19.	Accounting Pronouncements

In January 2014, the FASB issued ASU No. 2014-01, Investments—Equity Method and Joint Ventures (Topic 323), “Accounting for Investments in Qualified Affordable Housing Projects,” which permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). For those investments in qualified affordable housing projects not accounted for using the proportional method, the investment should be accounted for as an equity method investment or a cost method investment. The decision to apply the proportional amortization method of accounting is an accounting policy decision that should be applied consistently to all qualifying affordable housing project investments rather than a decision to be applied to individual investments. This amendment should be applied retrospectively to all periods presented. A reporting entity that uses the effective yield method to account for its investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. ASU 2014-01 is effective for fiscal years beginning on or after December 15, 2014, and interim periods within those annual periods. The Company is evaluating the possible effects of this guidance on its financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40), “Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure,” which will eliminate diversity in practice regarding the timing of derecognition for residential mortgage loans when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. Under ASU 2014-04, physical possession of residential real estate property is achieved when either the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or the borrower conveys all interest in the residential real estate property through completion of a deed in lieu or foreclosure in order to satisfy the loan. Once physical possession has been achieved, the loan is derecognized and the property recorded within other assets at the lower of cost or fair value (less estimated costs to sell). In addition, the guidance requires both interim and annual disclosure of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The additional disclosure requirements are effective for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods with retrospective disclosure necessary for all comparative periods presented. The adoption of this standard will result in additional disclosures but is not expected to have any impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of the ASU is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. The ASU defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The new accounting guidance, which does not apply to financial instruments, is effective on a retrospective basis beginning on January 1, 2017, and early adoption is prohibited. The Company does not expect the new guidance to have a material impact on its consolidated financial position or results of operation.

In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic 860), “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” The FASB issued ASU 2014-11 to change the accounting for repurchase-to-maturity transactions and linked repurchase financials to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements. The amendments also require two new disclosures. The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements. The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The new guidance is effective beginning on January 1, 2015. The Company does not expect this guidance to have a material impact on its consolidated financial position.

In June 2014, the FASB issued ASU No. 2014-12, Compensation-Stock Compensation (Topic 718), “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period.” The new guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 is effective for annual and interim periods beginning after December 15, 2015, with early adoption permitted. The Company's current accounting treatment of performance conditions for employees who are or become retirement eligible prior to the achievement of the performance target is consistent with ASU 2014-12, and as such does not expect the new guidance to have a material effect on the Company’s consolidated financial condition and results of operations. The Company expects to prospectively adopt ASU 2014-12 in the first quarter 2015.

In August 2014, the FASB issued ASU 2014-14, Troubled Debt Restructurings by Creditors (Subtopic 310-40), “Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure,” which will eliminate diversity in practice relating to how creditors classify government-guaranteed mortgage loans, including Federal Housing Administration (FHA) or the Department of Veterans Affairs (VA) guaranteed loans, upon foreclosure. Under ASU 2014-14 a mortgage must be derecognized and a separate other receivable recognized upon foreclosure when the loan possesses a non-separable government guarantee that the creditor has both the intent and ability to exercise and for which any amount of the claim determined on the basis of the fair value of the real estate is fixed. Other receivables recognized under this guidance are to be measured based on the amount of the principal and interest expected to be recovered from the guarantor. ASU 2014-14 allows for a modified retrospective or prospective adoption in conjunction with ASU 2014-04 and is effective for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods with early adoption permitted. The Company is currently evaluating which method will be employed and the final impact of the Standard; however, ASU 2014-14 is not expected to have a material impact on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20), “Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.” Presentation and disclosure requirement for items that are unusual in nature or infrequently occurring will be retained. ASU 2015-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The guidance may be applied prospectively or on a retrospective basis. Early adoption is permitted. Entities that elect prospective application will be required, at transition, to disclose both the nature and amount of an item included in income from continuing operations after adoption that relates to an adjustment of an item previously separately classified and presented as an extraordinary item before adoption, if applicable. The Company does not currently report any extraordinary items on its income statement; therefore adoption of this guidance will not have a material impact on its consolidated financial statements.